Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	May 31, 2016	May 31, 2026	May 31, 2017	May 31, 2018	May 31, 2019	May 31, 2020	May 31, 2021	May 31, 2022	May 31, 2023	May 31, 2024	May 31, 2025	May 31, 2026
C000199785 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class K Shares
Accumulated Value	$ 10,000		$ 10,205	$ 10,673	$ 11,150	$ 10,660	$ 11,965	$ 11,094	$ 10,910	$ 11,340	$ 11,472	$ 12,250
C000038984 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor C Shares (with sales charge)
Accumulated Value	10,000		10,106	10,464	10,818	10,235	11,368	10,430	10,149	10,437	10,517	11,208
C000011339 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor A1 Shares
Accumulated Value	10,000		10,198	10,655	11,117	10,614	11,887	11,016	10,817	11,226	11,338	12,089
C000038983 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Investor A Shares (with sales charge)
Accumulated Value	9,575		9,751	10,165	10,589	10,103	11,298	10,455	10,242	10,625	10,707	11,411
C000011342 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Accumulated Value	10,000		10,205	10,670	11,140	10,644	11,940	11,063	10,871	11,289	11,410	12,171
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Accumulated Value	$ 10,000		$ 10,146	$ 10,259	$ 10,916	$ 11,350	$ 11,888	$ 11,080	$ 11,134	$ 11,432	$ 11,664	$ 12,442
Customized Reference Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Customized Reference Benchmark